SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2021
Office equipment [Member] | Minimum [Member]
Estimated useful life	3 years
Office equipment [Member] | Maximum [Member]
Estimated useful life	5 years
Furniture and fixtures [Member] | Minimum [Member]
Estimated useful life	3 years
Furniture and fixtures [Member] | Maximum [Member]
Estimated useful life	7 years
Vehicles [Member] | Minimum [Member]
Estimated useful life	4 years
Vehicles [Member] | Maximum [Member]
Estimated useful life	5 years
Machinery and equipment [Member] | Minimum [Member]
Estimated useful life	3 years
Machinery and equipment [Member] | Maximum [Member]
Estimated useful life	6 years
Buildings [Member]
Estimated useful life	35 years
Leasehold improvements [Member]
Estimated useful life description	The lesser of the estimated useful life or length of the lease
Constructioninprogress [Member]
Estimated useful life description	Not depreciated